Accounts and Bills Receivable	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Accounts and Bills Receivable
7.	ACCOUNTS AND BILLS RECEIVABLE

	March 31, 2013	March 31, 2012
	US$	US$
Accounts receivable	9,673,986	13,318,143
Bills receivable	10,039,622	16,954,919

Accounts and bills receivable	19,713,608	30,273,062

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	—	768	115,024
Additions	—	—	768
Amount written-off as uncollectible during the fiscal year	—	(768)	(115,024)

Balance at end of fiscal year	—	—	768